Insurance contracts in the financial services business - Summary of the Remaining Undiscounted Net Cash Flows (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	¥ 22,740,658
Securities held in the insurance business	20,876,179
Indefinite Term [Member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Securities held in the insurance business	4,372,358
Not later than one year [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	64,000
Securities held in the insurance business	699,185
Later than one year and not later than two years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	95,151
Securities held in the insurance business	358,761
Later than two years and not later than three years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	157,008
Securities held in the insurance business	398,222
Later than three years and not later than four years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	246,745
Securities held in the insurance business	314,310
Later than four years and not later than five years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	288,630
Securities held in the insurance business	283,300
Later than five years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	21,889,124
Securities held in the insurance business	¥ 14,450,043